UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040

Signature, Place and Date of Signing:


/s/ Cathaleen Lindsay              New York, NY              August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       91

Form 13F Information Table Value Total:   $168,054
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                  CHESAPEAKE ASSET MANAGEMENT, LLC
                                                         AS OF DATE: 6/30/06
        COLUMN 1                  COLUMN 2      COLUMN 3    COL 4     COLUMN 5        COLUMN 6         COL 7         COLUMN 8
                                                                               INVESTMENT DESCRETION             VOTING AUTHORITY
                                                            FAIR                              SHARED               (SHARES)
          NAME                    TITLE OF        CUSIP      MKT     SHRS OR   SOLE  SHARED   OTHER    OTHER  SOLE    SHARED   NONE
        OF ISSUER                   CLASS         NUMBER    VALUE    PRN AMT    (A)   (B)      (C)      MGR    (A)      (B)     (C)
3M CO                                COM        88579Y101      331       4,104   X                                  0          4,104
ADVO INC                             COM        007585102    2,128      86,458   X                             46,688         39,770
AFLAC INC                            COM        001055102   16,441     354,712   X                            140,148        214,564
AIR PRODS & CHEMS INC                COM        009158106      243       3,800   X                              3,800              0
ANHEUSER BUSCH COS INC               COM        035229103    1,481      32,476   X                             15,392         17,084
ARCHER DANIELS MIDLAND CO            COM        039483102    3,747      90,779   X                             63,969         26,810
ASHLAND INC NEW                      COM        044209104      466       6,982   X                              6,982              0
ASTRA ZENECA PLC                SPONSORED ADR   046353108      209       3,492   X                                  0          3,492
BJS WHOLESALE CLUB INC               COM        05548J106    1,371      48,373   X                             22,400         25,973
BP PLC                          SPONSORED ADR   055622104      668       9,601   X                              1,058          8,543
BT GROUP PLC                         ADR        05577E101    2,121      47,900   X                             27,900         20,000
BAKER HUGHES INC                     COM        057224107   14,616     178,575   X                             93,150         85,425
BELLSOUTH CORP                       COM        079860102      263       7,252   X                              1,361          5,891
BRASKEM SA                      SP ADR PFD A    105532105    2,440     200,200   X                             83,300        116,900
BRONCO DRILLING CO INC               COM        112211107      948      45,400   X                             18,850         26,550
CADBURY SCHWEPPES PLC                ADR        127209302      528      13,597   X                              8,374          5,223
CAMPBELL SOUP CO                     COM        134429109      252       6,801   X                              6,801              0
CARNIVAL CORP                    PAIRED CTF     143658300      772      18,500   X                             14,000          4,500
CHUBB CORP                           COM        171232101    3,004      60,200   X                             34,000         26,200
CHURCH & DWIGHT INC                  COM        171340102      603      16,551   X                              1,650         14,901
CINCINNATI FIN CORP                  COM        172062101      257       5,466   X                                  0          5,466
CITIGROUP INC                        COM        172967101      385       7,972   X                              3,026          4,946
COMCAST CORP NEW                   CLA SPL      20030N200      295       9,000   X                                  0          9,000
COMCAST CORP NEW                     CLA        20030N101      344      10,501   X                                918          9,583
CORNING INC                          COM        219350105      571      23,600   X                             20,000          3,600
COVENTRY HEALTH CARE INC             COM        222862104      290       5,285   X                              2,686          2,599
DELL INC                             COM        24702R101    1,517      62,000   X                             25,300         36,700
DIAGEO PLC                      SPON ADR NEW    25243Q205      243       3,600   X                              3,600              0
DISNEY WALT CO                   COM DISNEY     254687106    1,280      42,678   X                             13,553         29,125
DUPONT E I DE NEMOURS & CO           COM        263534109      259       6,224   X                                  0          6,224
ECHOSTAR COMMUNICATIONS NEW          CLA        278762109      901      29,250   X                             22,000          7,250
ENSCO INTL INC                       COM        26874Q100    1,836      39,900   X                             18,500         21,400
EL PASO CORP                         COM        28336L109    1,526     101,700   X                             47,700         54,000
ELECTRONIC ARTS INC                  COM        285512109    2,294      53,300   X                             22,900         30,400
ERICSSON L M TEL CO             ADR B SER 10    294821608    2,965      89,746   X                             23,260         66,486
EXXON MOBIL CORP                     COM        30231G102    2,207      35,966   X                                  0         35,966
FEDERAL NAT MTG ASSN                 COM        313586109      663      13,775   X                              8,450          5,325
GENERAL ELECTRIC CO                  COM        369604103    4,542     137,817   X                             38,100         99,717
GLOBALSANTAFE CORP                   SHS        G3930E101    2,737      47,400   X                             21,600         25,800
GOLDMAN SACHS GROUP INC              COM        38141G104      226       1,500   X                              1,500              0
GRANT PRIDECO INC                    COM        38821G101    1,064      23,785   X                             10,985         12,800
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    1,143      59,200   X                             39,000         20,200
HSBC HOLDINGS PLC               SPON ADR NEW    404280406    3,618      40,950   X                             22,100         18,850
HESS CORP                            COM        42809H107      301       5,700   X                              1,500          4,200
HUMAN GENOME SCIENCES INC            COM        444903108      963      90,000   X                             64,500         25,500
INTL BUSINESS MACHS                  COM        459200101    1,138      14,818   X                             12,200          2,618
ISHARES INC                      MSCI JAPAN     464286848    7,323     536,900   X                            241,800        295,100
ISHARES TR                      20+ YR TRS BO   464287432      843      10,000   X                              3,300          6,700
ITT INDS INC IND                     COM        450911102      228       4,600   X                              4,600              0
JP MORGAN CHASE & CO                 COM        46625H100    2,975      70,830   X                             43,360         27,470
JETBLUE AWYS CORP                    COM        477143101    1,872     154,200   X                             67,500         86,700
KIMCO REALTY CORP                    COM        49446R109    2,347      64,320   X                                  0         64,320
LOCKHEED MARTIN CORP                 COM        539830109    3,404      47,456   X                             19,700         27,756
LUCENT TECHNOLOGIES INC              COM        549463107       32      13,078   X                             10,000          3,078
MEDCO HEALTH SOLUTIONS INC           COM        58405U102      322       5,618   X                              2,035          3,583
MEDIMMUNE INC                        COM        584699102    1,220      45,000   X                             18,000         27,000
MERCK & CO INC                       COM        589331107      677      18,582   X                              8,000         10,582
MICROSOFT CORP                       COM        594918104    1,312      56,310   X                             28,900         27,410
MIRANT CORP NEW                      COM        60467R100    2,458      91,700   X                             39,900         51,800
MITSUBISHI UFJ FINL GROUP IN    SPONSORED ADR   606822104    2,247     161,100   X                             61,000        100,100
MOTOROLA INC                         COM        620076109      975      48,365   X                             18,900         29,465
NABORS INDUSTRIES LTD                SHS        G6359F103    2,088      61,800   X                             23,800         38,000
NASDAQ 100 TR                    UNIT SER 1     631100104    2,264      58,400   X                             25,200         33,200
NEWS CORP                            CLB        65248E203      404      20,000   X                             20,000              0
OPSWARE INC                          COM        68383A101    6,378     774,000   X                            322,200        451,800
ORACLE CORP                          COM        68389X105      681      47,000   X                             20,800         26,200
PEPSICO INC                          COM        713448108    1,567      26,100   X                             16,200          9,900
PFIZER INC                           COM        717081103      783      33,345   X                                  0         33,345
PITNEY BOWES INC                     COM        724479100      443      10,733   X                              9,000          1,733
PROCTER & GAMBLE CO                  COM        742718109      391       7,040   X                              2,195          4,845
QUALCOMM INC                         COM        747525103    3,957      98,750   X                             44,000         54,750
REDWOOD TR INC                       COM        758075402      293       6,000   X                              6,000              0
ROYAL BK CDA MOTREAL QUE             COM        780087102      294       7,232   X                              7,232              0
ROYAL DUTCH SHELL PLC            SPON ADR A     780259206    3,254      48,589   X                             12,800         35,789
SCHLUMBERGER LTD                     COM        806857108    2,778      42,668   X                             18,628         24,040
SPDR TR                          UNIT SER 1     78462F103    2,506      19,700   X                              8,400         11,300
TECHNE CORP                          COM        878377100    2,001      39,300   X                              5,500         33,800
TELEFLEX INC                         COM        879369106      351       6,500   X                                  0          6,500
TELEFONICA S A                  SPONSORED ADR   879382208    1,651      33,200   X                             19,567         13,633
TELIK INC                            COM        87959M109      413      25,000   X                             10,500         14,500
TIME WARNER INC                      COM        887317105    2,015     116,479   X                             58,250         58,229
TOOTSIE ROLL INDS INC                COM        890516107      688      23,617   X                              8,806         14,811
TRANSOCEAN INC                       ORD        G90078109      498       6,204   X                              2,342          3,862
UNILEVER N V                     NY SHS NEW     904784709    3,139     139,204   X                             51,690         87,514
UST INC                              COM        902911106    2,190      48,460   X                             32,200         16,260
UNITED STATES ST CORP NEW            COM        912909108    7,051     100,550   X                             51,600         48,950
UNITED TECHNOLOGIES CORP             COM        913017109    1,294      20,400   X                             20,200            200
VASOGEN INC                          COM        92232F103      477   1,003,600   X                            410,700        592,900
VERIZON COMMUNICATIONS               COM        92343V104      273       8,143   X                              1,959          6,184
WACHOVIA CORP 2ND NEW                COM        929903102    3,213      59,412   X                             22,624         36,788
WYETH                                COM        983024100      287       6,470   X                                  0          6,470

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